Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 31,735	$ 32,352
Work-in-process	2,297	2,187
Finished goods	11,367	10,505
Inventory on consignment	612	693
Inventory Net	$ 46,011	$ 45,737